Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Impairment Charges / (Reversals)

Impairment charges / (reversals) comprise:	2022	2021 1)	2020 1)
Impairment charges on financial assets, excluding receivables	39	11	204
Impairment reversals on financial assets, excluding receivables	(19)	(42)	(28)
Impairment charges and reversals on non-financial assets and receivables	48	48	107
Total	68	16	284

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2022	2021 1)	2020 1)
Shares	3	1	42
Debt securities and money market instruments	36	9	161
Loans	-	-	2
Total	39	11	204

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Impairment Reversals on Financial Assets, Excluding Receivables

Impairment reversals on financial assets, excluding receivables, from:	2022	2021 1)	2020 1)
Shares	-	(8)	-
Debt securities and money market instruments	(18)	(30)	(26)
Loans	(1)	(0)	(0)
Other	-	(4)	(1)
Total	(19)	(42)	(28)

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.